Organization and business - Narrative (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Oct. 17, 2022 USD ($) shares	Oct. 13, 2022 $ / shares shares	Oct. 12, 2022 USD ($) Facility Tranche	Jul. 04, 2022 Segment	Jun. 27, 2022 shares	Jun. 23, 2022 SFr / shares shares	Jun. 17, 2022 USD ($) shares	Jun. 14, 2022 USD ($) $ / shares shares	May 06, 2022 SFr / shares shares	Mar. 26, 2022 USD ($) Tranche Facility shares	Nov. 26, 2021 $ / shares shares	Sep. 09, 2021 $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Sep. 21, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Dec. 31, 2022 Segment $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 SFr / shares	Oct. 17, 2022 SFr / shares	Oct. 13, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	Jun. 14, 2022 SFr / shares shares	Nov. 26, 2021 SFr / shares	Sep. 09, 2021 SFr / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Sep. 21, 2020 SFr / shares	Feb. 12, 2020 SFr / shares
Disclosure of classes of share capital [line items]
Number of subsidiaries | Segment				5												4
Issuance of ordinary shares (in shares) | shares															437,000
Proceeds from issuing shares | $	$ 125,000
First compulsory drawdown amended loan | $			$ 10,000
Second compulsory drawdown amended loan | $			$ 10,000
Number of loan facilities | Facility			2							2
Number of borrowing facility tranches | Tranche			2							3
Par value per share (in CHF/USD per share) | (per share)						SFr 0.05			SFr 0.05		$ 0.05	$ 0.05		$ 0.05	$ 0.05	$ 0.05		$ 0.05	SFr 0.05	SFr 0.05		SFr 0.05	SFr 0.05		SFr 0.05	SFr 0.05	SFr 0.01	SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05
Increase (decrease) in number of ordinary shares issued | shares	16,700,000
Treasury shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares																(4,110,129)
Master Loan Line [Member]
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										$ 75,000
Original Loan [Member]
Disclosure of classes of share capital [line items]
Debt issuance cost | $										$ 750
Warrant to purchase shares (in shares) | shares										324,190
Warrant to purchase shares, value of shares | $										$ 1,000
Warrant to purchase shares, maximum exercise term										7 years
The loan
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										$ 75,000
Amended Loan [Member]
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $			$ 75,000
The Amended Convertible Loan
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $			18,750
Convertible Loan Line [Member]
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										18,750
Term Loan [Member]
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										56,250
The Loan Convertible Loan
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										18,750
Term loan
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $										$ 56,250
Number of borrowing facility tranches | Tranche										3
The Amended Term Loan
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | $			$ 56,250
Underwriting Agreement
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares							752,688
Underwriting Agreement | SVB Securities Llc and Piper Sandler Co
Disclosure of classes of share capital [line items]
Share price (in USD per share) | $ / shares		$ 7.50
Par value per share (in CHF/USD per share) | SFr / shares																					SFr 0.05
Increase (decrease) in number of ordinary shares issued | shares		16,700,000
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares									3,053,008		588,237	185,608	8,625,000	2,820,000		30,756,077	23,593,633	3,257,000
Ordinary shares | Purchase Agreement | Private Placements | Forbion Growth Opportunities Fund II
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $								$ 20,000
Par value per share (in CHF/USD per share) | SFr / shares																							0.05
Share price one | shares								5.75																5.75
Increase (decrease) in number of ordinary shares issued | shares								3,478,260
Ordinary shares | Purchase Agreement | Private Placements | Forbion Growth Opportunities Fund II | Treasury shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares					3,053,008
Ordinary shares | Purchase Agreement | Private Placements | Forbion Growth Opportunities Fund II | Authorized Capital
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares						425,252
Ordinary shares | Underwriting Agreement
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares						752,688
Proceeds from issuing shares | $							$ 34,000
Par value per share (in CHF/USD per share) | SFr / shares																							0.05
Ordinary shares | Underwriting Agreement | SVB Securities Llc and Piper Sandler Co
Disclosure of classes of share capital [line items]
Common Stock Shares Subscribed But Not Issued | shares								5,715,000																5,715,000
Par value per share (in CHF/USD per share) | SFr / shares																							SFr 0.05	SFr 0.05
Share price one | shares								5.25																5.25
Increase (decrease) in number of ordinary shares issued | shares							5,715,000
Ordinary shares | Underwriting Agreement | SVB Securities Llc and Piper Sandler Co | Additional Option to Acquire Shares from The Company
Disclosure of classes of share capital [line items]
Share price (in USD per share) | $ / shares								$ 5.25
Common Stock Shares Subscribed But Not Issued | shares								857,250																857,250
Par value per share (in CHF/USD per share) | SFr / shares																								SFr 0.05
Period within which options granted shall be excercised								30 days																30 days
Ordinary shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares													8,625,000
Share price (in USD per share) | $ / shares													$ 17.00
Proceeds from issuing shares | $													$ 146,600